Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles (DAC and VOBA by Segment) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Deferred Policy Acquisition Costs and Present Value of Future Profits [Abstract]
DAC and VOBA	$ 4,730	$ 3,746	$ 4,221
Retail [Member]
Deferred Policy Acquisition Costs and Present Value of Future Profits [Abstract]
DAC and VOBA	4,698	3,738	4,080
Corporate Benefit Funding [Member]
Deferred Policy Acquisition Costs and Present Value of Future Profits [Abstract]
DAC and VOBA	6	8	13
Corporate & Other [Member]
Deferred Policy Acquisition Costs and Present Value of Future Profits [Abstract]
DAC and VOBA	$ 26	$ 0	$ 128